INCOME TAX	12 Months Ended
Jun. 30, 2011
INCOME TAX
NOTE 15 - INCOME TAX

Hollysys, and its subsidiary, GTH, are incorporated in the BVI and are not subject to income tax under the relevant jurisdiction. The current major operating subsidiaries are incorporated in the PRC and are subject to income taxes as described below.

The standard statutory tax rate of PRC Enterprise Income tax (“EIT”) is 25% effective from calendar year ended December 31, 2008. All PRC subsidiaries applied the standard statutory tax rate except the following subsidiaries.

Beijing Hollysys

In 2008, Beijing Hollysys was certified as a High-tech Enterprise for three years commencing January 1, 2008. Pursuant to PRC EIT law, an enterprise certified as a High-tech Enterprise enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Beijing Hollysys was 15% for the calendar years ended December 31, 2008, 2009 and 2010. As of June 30, 2011, Beijing Hollysys was in the process of renewing its High-tech Enterprise status. According to the State Administration of Taxation Notice [2011] No. 4 – Provisional tax implementation for High-tech Enterprise subject to renewal process, a High-tech Enterprise can apply a provisional EIT rate of 15% when the High-tech Enterprise status expired but is in the process of renewal. The management expects that Beijing Hollysys will be certified again as a High-tech Enterprise during the calendar year ending December 31, 2011. Accordingly, the applicable EIT rate for Beijing Hollysys is 15% for the period from January 1 to June 30, 2011.

Hangzhou Hollysys

In 2008, Hangzhou Hollysys was certified as a High-tech Enterprise for the three years commencing  January 1, 2008. In addition, Hangzhou Hollysys also was certified as a “Major Software Enterprise” for the calendar years ended December 31, 2008, 2009 and 2010, and was entitled to a concessionary EIT rate of 10% which was granted by relevant authorities discretionarily on an annual basis. In accordance with the new EIT law, the EIT tax rate applicable to Hangzhou Hollysys for the calendar years ended December 31, 2008, 2009, and 2010 was 10%. For the calendar year ending December 31, 2011, concessionary EIT has not yet been granted by relevant authorities as Hangzhou Hollysys is still in the process of obtaining the certification as Major Software Enterprise.

As mentioned above, Hangzhou Hollysys is in the process of renewing its High-tech Enterprise status as of June 30, 2011. According to the State Administration of Taxation Notice [2011] No. 4 – Provisional tax implementation for High-tech Enterprise subject to renewal process, a High-tech Enterprise can apply the provisional EIT rate of 15% when the High-tech Enterprise status expired but is in the process of renewal. The management expects that Hangzhou Hollysys will be certified as a High-tech Enterprise during the calendar year ending December 31, 2011. Accordingly, the applicable EIT rate for Hangzhou Hollysys is 15% for period from January 1 to June 30, 2011.

Hollysys Automation

Hollysys Automation is registered in a high-tech zone located in Beijing and was certified as a “Software Enterprise” for the calendar years ended/ending December 31, 2009, 2010 and 2011, and was entitled to tax holidays of 100% exemption of income tax for two years followed by 50% exemption of income tax for the next three years after the first profitable calendar year, which was the calendar year ended December 31, 2010. In accordance with the new EIT law, the EIT tax rate applicable to HollySys Automation for the calendar years ended/ending December 31, 2009, 2010, and 2011 is therefore 25%, 0%, and 0%  respectively.

Income tax expense, which is all incurred in the PRC, consists of:

	Year Ended June 30,
	2009	2010	2011

Current income tax expense	$2,525,416	$8,540,774	$7,634,494
Deferred income tax expense (benefit)	535,725	(877,341)	(1,190,527)

	$3,061,141	$7,663,433	$6,443,967

Reconciliation between the provisions for income taxes computed by applying the statutory tax rate in PRC of 25% for the fiscal years ended June 30, 2009, 2010, and 2011 for the income before income taxes and the actual provision for income taxes is as follows:

	Year Ended June 30,
	2009	2010	2011

Income (loss) before income taxes	$(5,603,121)	$35,219,424	$47,909,081

Expected income tax expense at statutory tax rate in PRC	(1,400,780)	8,804,856	11,977,270
Effect of different tax rates in various jurisdictions	32,590	15,555	15,070
Effect of preferential tax treatment	(4,004,659)	(4,989,382)	(5,768,020)
Effect of income for which no income tax is chargeable	(1,447,910)	(1,394,901)	(1,792,868)
Effect of additional deductible research and development expense	(770,383)	(197,472)	(860,736)
Effect of non-deductible expenses	10,585,029	883,415	882,370
Under/(over) provision of income tax in previous years	(34,818)	(86,171)	792,662
Change in valuation allowance	113,096	63,397	149,420
Utilization of tax loss previously not recognized	-	-	(40,019)
Effect of deemed profit arisen in re-organization	-	1,372,299	-
Withholding tax on capital repayment	-	3,082,100	1,077,377
Others	(11,024)	109,737	11,441

Effective income tax expense	$3,061,141	$7,663,433	$6,443,967

Had the all above tax holidays and concessions not been available, the tax charge would have been higher by $4,004,659, $4,989,382 and $5,768,020 and the basic net income per share would have been lower by $0.09, $0.10 and $0.11 for the years ended June 30, 2009, 2010 and 2011 respectively, and diluted net income per share for the years ended June 30, 2009, 2010 and 2011 would have been lower by $0.09 , $0.10 and  $0.10, respectively.

In February 2010, Hollysys re-organized the group structure of its PRC wholly owned subsidiaries (the “Group Re-organization”). GTH and Beijing Hollysys, each held 60% and 40% equity interest of Hangzhou Hollysys respectively, transferred the equity interest of 20% and 40% equity interest of  Hangzhou Hollysys, respectively to Hollysys S&T at cost on February 3, 2010.  As a result, GTH and Beijing S&T held 40% and 60% equity interest of Hangzhou, without any change in the effective interest held by the Company before and after the equity transfer.

Prior to the equity transfer, on February 1, 2010, the board of directors of Hangzhou Hollysys approved the resolution of dividend declaration amounted to RMB 513.27 million (equivalent to $75.25 million), on a one-off basis, among which RMB 205.31 million (equivalent to $30.10 million) was distributable to Beijing Hollysys, and RMB 307.96 million (equivalent to $45.15 million) distributable to GTH.

Pursuant to PRC Enterprise Income Tax Law, Hangzhou Hollysys, a foreign investment enterprise, is obligated to withhold income tax on dividends paid-out to GTH, a foreign enterprise and non-resident, for the earnings retained after January 1, 2008. Out of the total dividends of RMB 307.96 million (equivalent to $45.15 million) distributable to GTH, RMB 210.24 million (equivalent to $30.82 million) was retained after January 1, 2008. As a result, Hangzhou Hollysys withheld RMB 21.04 million (equivalent to $3.08 million) of income tax for the dividends distributable to GTH based on the tax rate of 10% in accordance with the PRC tax law during the year ended June 30, 2010.

Hangzhou Hollysys  is also obligated to withhold the income tax for the gain on disposal of equity interest. Pursuant to PRC Enterprise Income Tax Law, the consideration of equity transfer shall be adjusted to fair value for taxation purpose. The Company engaged a third party value, to value the equity interest of Hangzhou Hollysys as of February 3, 2010, the date of transfer. The fair value of the equity interest in Hangzhou for tax purpose was approximately $34.85 million.

As a result, Hangzhou Hollysys withheld RMB 2.34 million (equivalent to $0.34 million) of income tax for GTH in respect of the gain on disposal of equity interest based on the tax rate of 10% in accordance with the PRC tax law. Beijing Hollysys accrued RMB 7.02 million (equivalent to $1.03 million) of income tax in respect of the gain on disposal of equity interest based on Beijing Hollysys’ applicable enterprise income tax rate. Total of income tax expense for the deemed profit arising from the Group Re-organization of $1.37 million was incurred during the year ended June 30, 2010.

In January 2011, the Company determined to carry out another group re-structuring, where Beijing S&T transferred the equity interest of 60% equity interest of Hangzhou Hollysys, at cost, to Beijing Hollysys. Before the execution of the equity transfer, the board of directors of Hangzhou Hollysys approved a resolution to declare a  dividend  of RMB 178.54 million (equivalent to $26.93 million), on a one-time basis, of which RMB 107.12 million (equivalent to $16.16 million) was distributable to Beijing S&T, and RMB 71.42 million (equivalent to $10.77 million) was distributable to GTH. As a result, Hangzhou Hollysys withheld RMB 7.14 million (equivalent to $1.08 million) in income tax for the dividends distributable to GTH based on the tax rate of 10% in accordance with the PRC tax law during the year ended June 30, 2011.

The temporary differences that have given rise to the deferred tax liabilities consist of the following:

	June 30,
	2010	2011
Deferred tax assets
Doubtful debt allowance	$1,449,386	$1,811,353
Inventory provision	309,047	242,891
Long-term assets	129,955	457,206
Deferred revenue	1,804,203	4,049,695
Warranty liability	285,800	416,429
Recognition of intangible assets	628,215	714,693
Accrued payroll	406,988	802,344
Net operating loss carry forward	519,683	684,085
	5,533,277	9,178,696
Less: Valuation allowances	(519,683)	(631,775)
	$5,013,594	$8,546,921
Deferred tax liabilities
Cost and estimated earnings in excess of billings	$(3,379,237)	$(5,533,959)

Deferred tax assets, net	$1,634,357	3,012,962

Deferred tax assets - current	$956,969	$2,021,466
Deferred tax assets – non-current	677,388	991,496
	$1,634,357	$3,012,962

The Company operates through the PRC subsidiaries and the valuation allowance is considered on each individual basis. Where a valuation allowance was not recorded, the Company expects to generate sufficient taxable income in the future.

Under the New EIT Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. At June 30, 2010 and 2011, aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately RMB583.45 million (equivalent to $85.92 million) and RMB862.11 million (equivalent to $133.21 million) are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

In accordance with ASC Topic 704 Income Taxes, the Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities.

Determining income tax provisions involves judgement on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

 There were no material interest or penalties incurred for the years ended June 30, 2009, 2010 and 2011.